RELATED PARTY TRANSACTIONS - Amounts due from related parties - current (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from a related party	¥ 3,090
China Enterprise Evaluation Association
Related Party Transaction [Line Items]
Amounts due from a related party	¥ 3,090